Retirement Benefits - Schedule of Asset Allocation for Pension Plans (Detail)	12 Months Ended
Nov. 30, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plans weighted average asset allocation, Actual	100.00%
Pension plans weighted average asset allocation, Target	100.00%
Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plans weighted average asset allocation, Actual	26.00%
Equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plans weighted average asset allocation, Actual	25.00%
Pension plans weighted average asset allocation, Target	32.00%
Fixed income [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plans weighted average asset allocation, Actual	21.00%
Pension plans weighted average asset allocation, Target	50.00%
Real estate investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plans weighted average asset allocation, Actual	2.00%
Pension plans weighted average asset allocation, Target	2.00%
Private equity holdings [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plans weighted average asset allocation, Actual	6.00%
Alternative investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plans weighted average asset allocation, Actual	20.00%
Pension plans weighted average asset allocation, Target	16.00%